UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ Global Equity Income Fund
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.3%
	COMMON STOCKS – 94.0%
	Air Freight & Logistics – 1.7%
127,000	Deutsche Post AG, (2)	$ 4,515,402
	Airlines – 2.8%
127,570	Delta Air Lines Inc.	7,377,373
	Automobiles – 1.4%
59,045	Daimler AG, (2)	3,721,149
	Banks – 17.0%
1,426,600	AIB Group PLC, (2)	7,291,470
466,510	Bank of Ireland Group PLC	3,612,750
73,600	Bank of NT Butterfield & Son Ltd/The	3,816,896
110,880	CIT Group Inc.	5,722,517
117,800	Citigroup Inc.	8,450,972
586,270	ING Groep NV, (2)	7,609,255
34,700	JPMorgan Chase & Co	3,915,548
2,380,600	Unicaja Banco SA, 144A, (2)	3,878,598
	Total Banks	44,298,006
	Biotechnology – 1.8%
59,635	Gilead Sciences Inc.	4,604,418
	Capital Markets – 6.0%
76,400	AURELIUS Equity Opportunities SE & Co KGaA, (2)	4,032,616
641,600	Daiwa Securities Group Inc., (2)	3,902,051
28,725	Deutsche Boerse AG, (2)	3,840,724
242,400	UBS Group AG, (2)	3,827,164
	Total Capital Markets	15,602,555
	Chemicals – 3.3%
133,510	DowDuPont Inc.	8,586,028
	Diversified Financial Services – 1.3%
430,000	Challenger Ltd/Australia, (2)	3,479,296
	Diversified Telecommunication Services – 3.5%
132,340	Nippon Telegraph & Telephone Corp, (2)	5,972,550
320,000	Telefonica Brasil SA	3,106,065
	Total Diversified Telecommunication Services	9,078,615

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 2.4%
168,500	FirstEnergy Corp	$ 6,263,145
	Electrical Equipment – 1.5%
45,150	Eaton Corp PLC	3,915,860
	Food Products – 1.6%
498,200	Orkla ASA, (2)	4,209,302
	Gas Utilities – 1.6%
743,600	Italgas SpA, (2)	4,033,842
	Household Durables – 1.8%
300,700	Sekisui House Ltd, (2)	4,585,449
	Industrial Conglomerates – 2.1%
43,160	Siemens AG, (2)	5,518,592
	Insurance – 8.7%
109,531	Ageas, (2)	5,888,241
20,506	Allianz SE, (2)	4,563,955
68,450	CNA Financial Corp	3,124,742
107,300	NN Group NV, (2)	4,789,064
32,900	RenaissanceRe Holdings Ltd	4,394,782
	Total Insurance	22,760,784
	Media – 1.5%
117,700	Viacom Inc.	3,973,552
	Multi-Utilities – 2.3%
297,600	Veolia Environnement SA, (2)	5,938,497
	Oil, Gas & Consumable Fuels – 7.7%
33,370	Chevron Corp	4,080,484
280,000	Enterprise Products Partners LP	8,044,400
102,900	Suncor Energy Inc.	3,981,201
62,000	TOTAL SA, (2)	4,031,286
	Total Oil, Gas & Consumable Fuels	20,137,371
	Pharmaceuticals – 7.6%
98,800	AstraZeneca PLC, Sponsored ADR	3,909,516
46,950	Bayer AG, (2)	4,164,497
387,600	GlaxoSmithKline PLC, (2)	7,773,206
16,520	Roche Holding AG, (2)	3,994,789
	Total Pharmaceuticals	19,842,008

Shares	Description (1)	Value
	Real Estate Management & Development – 2.6%
550,000	Great Eagle Holdings Ltd, (2)	$2,747,220
2,278,000	Sino Land Co Ltd, (2)	3,902,694
	Total Real Estate Management & Development	6,649,914
	Semiconductors & Semiconductor Equipment – 2.5%
234,400	Cypress Semiconductor Corp	3,396,456
137,500	Infineon Technologies AG, (2)	3,128,931
	Total Semiconductors & Semiconductor Equipment	6,525,387
	Software – 5.8%
48,200	Microsoft Corp	5,512,634
186,505	Oracle Corp	9,616,198
	Total Software	15,128,832
	Specialty Retail – 1.4%
1,031,000	Kingfisher PLC, (2)	3,486,042
	Technology Hardware, Storage & Peripherals – 1.5%
113,400	Samsung Electronics Co Ltd, (2)	3,867,761
	Textiles, Apparel & Luxury Goods – 0.0%
34,456,000	China Hongxing Sports Limited, (3)	25
	Tobacco – 2.6%
197,100	Imperial Brands PLC, (2)	6,858,675
	Total Common Stocks (cost $220,636,610)	244,957,880

Shares	Description (1)	Coupon	Cap Price	Maturity	Value
	STRUCTURED NOTES – 2.0%
8,700	Goldman Sachs Finance Corp., Mandatory Exchangeable Notes, Linked to Common Stock of Coherent, Inc. (Cap 120.50% of Issue Price of $168.2340)	10.000%	$202.7220	11/21/18	$1,488,589
6,650	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Broadcom Inc. (Cap 113.00% of Issue Price of $209.2547), 144A	10.000%	$236.4578	1/23/19	1,531,495
48,500	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of EQT Corporation (Cap 114.20% of Issue Price of $55.0950), 144A	8.000%	$62.9180	12/27/18	2,181,045
	Total Structured Notes (cost $5,452,758)				5,201,129

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.0%
	Food Products – 1.0%
$ 1,884	Land O' Lakes Inc., 144A	7.250%	N/A (5)	BB	$1,959,360
554	Land O' Lakes Inc., 144A	8.000%	N/A (5)	BB	601,090
$ 2,438	Total $1,000 Par (or similar) Institutional Preferred (cost $2,438,000)				2,560,450

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.3%
	Insurance – 0.3%
31,400	National General Holding Company	7.625%	N/R	$ 803,840
	Total $25 Par (or similar) Retail Preferred (cost $773,041)			803,840

	Total Long-Term Investments (cost $229,300,409)			253,523,299
	Other Assets Less Liabilities – 2.7%			6,975,712
	Net Assets – 100%			$ 260,499,011
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$109,405,537	$135,552,318	$ 25	$244,957,880
Structured Notes	—	5,201,129	—	5,201,129
$1,000 Par (or similar) Institutional Preferred	—	2,560,450	—	2,560,450
$25 Par (or similar) Retail Preferred	803,840	—	—	803,840
Total	$110,209,377	$143,313,897	$ 25	$253,523,299

The table below presents the transfers in and out of the three valuation levels for the fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$3,612,750	$ —	$ —	$(3,612,750)	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
Tax cost of investments	$231,209,847
Gross unrealized:
Appreciation	$ 36,216,304
Depreciation	(13,902,852)
Net unrealized appreciation (depreciation) of investments	$ 22,313,452
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Perpetual security. Maturity date is not applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
N/A	Not Applicable

Nuveen NWQ Multi-Cap Value Fund
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 99.4%
	Airlines – 3.9%
31,409	Delta Air Lines Inc.	$1,816,382
28,177	Southwest Airlines Co	1,759,654
	Total Airlines	3,576,036
	Automobiles – 2.6%
70,725	General Motors Co	2,381,311
	Banks – 15.2%
45,000	Bank of America Corp	1,325,700
26,300	Bank of NT Butterfield & Son Ltd/The	1,363,918
68,600	CIT Group Inc.	3,540,446
52,500	Citigroup Inc.	3,766,350
75,000	First Horizon National Corp	1,294,500
24,500	JPMorgan Chase & Co	2,764,580
	Total Banks	14,055,494
	Biotechnology – 1.4%
17,000	Gilead Sciences Inc.	1,312,570
	Capital Markets – 1.8%
74,578	B. Riley Financial Inc.	1,689,192
	Chemicals – 1.5%
18,500	Innospec Inc.	1,419,875
	Communications Equipment – 4.3%
96,848	ARRIS International PLC, (2)	2,517,080
22,520	ViaSat Inc., (2)	1,440,154
	Total Communications Equipment	3,957,234
	Construction & Engineering – 1.3%
35,215	Quanta Services Inc., (2)	1,175,477
	Consumer Finance – 4.1%
31,300	Discover Financial Services	2,392,885
45,000	Synchrony Financial	1,398,600
	Total Consumer Finance	3,791,485
	Electric Utilities – 2.8%
69,000	FirstEnergy Corp	2,564,730

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 1.3%
7,000	Coherent Inc., (2)	$ 1,205,330
	Energy Equipment & Services – 0.9%
46,593	McDermott International Inc., (2)	858,709
	Equity Real Estate Investment Trust – 3.0%
310,700	Colony Capital Inc.	1,892,163
92,732	MedEquities Realty Trust Inc.	901,355
	Total Equity Real Estate Investment Trust	2,793,518
	Health Care Equipment & Supplies – 1.0%
7,300	LivaNova PLC, (2)	904,981
	Insurance – 8.0%
9,800	Aon PLC	1,507,044
35,900	Loews Corp	1,803,257
16,113	RenaissanceRe Holdings Ltd	2,152,374
50,210	Unum Group	1,961,705
	Total Insurance	7,424,380
	IT Services – 3.0%
114,000	First Data Corp, (2)	2,789,580
	Life Sciences Tools & Services – 2.8%
8,300	Bio-Rad Laboratories Inc., (2)	2,597,817
	Machinery – 5.8%
15,300	Ingersoll-Rand PLC	1,565,190
34,000	Terex Corp	1,356,940
66,335	Trinity Industries Inc.	2,430,514
	Total Machinery	5,352,644
	Media – 3.2%
22,810	CBS Corp	1,310,435
50,500	Viacom Inc.	1,704,880
	Total Media	3,015,315
	Oil, Gas & Consumable Fuels – 15.7%
81,000	Carrizo Oil & Gas Inc., (2)	2,041,200
23,500	Cheniere Energy Inc., (2)	1,633,015
12,000	Chevron Corp	1,467,360
78,243	EQT Corp	3,460,688
43,482	Hess Corp	3,112,441
47,600	Newfield Exploration Co, (2)	1,372,308
37,000	Suncor Energy Inc.	1,431,530
	Total Oil, Gas & Consumable Fuels	14,518,542

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals – 4.6%
13,145	Allergan PLC	$2,503,860
43,900	GlaxoSmithKline PLC, Sponsored ADR	1,763,463
	Total Pharmaceuticals	4,267,323
	Semiconductors & Semiconductor Equipment – 3.8%
70,000	Cypress Semiconductor Corp	1,014,300
18,310	Mellanox Technologies Ltd, (2)	1,344,869
32,500	Teradyne Inc.	1,201,850
	Total Semiconductors & Semiconductor Equipment	3,561,019
	Software – 3.1%
55,975	Oracle Corp	2,886,071
	Specialty Retail – 4.3%
6,863	Advance Auto Parts Inc.	1,155,249
29,831	Foot Locker Inc.	1,520,784
188,400	Kingfisher PLC, Sponsored ADR, (3)	1,279,236
	Total Specialty Retail	3,955,269

	Total Long-Term Investments (cost $94,820,437)	92,053,902

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%
	REPURCHASE AGREEMENTS – 0.8%
$ 742	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $742,302, collateralized by $705,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $761,898	1.050%	10/01/18	$ 742,237
	Total Short-Term Investments (cost $742,237)			742,237
	Total Investments (cost $95,562,674) – 100.2%			92,796,139
	Other Assets Less Liabilities – (0.2)%			(149,749)
	Net Assets – 100%			$ 92,646,390
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$90,774,666	$1,279,236	$ —	$92,053,902
Short-Term Investments:
Repurchase Agreements	—	742,237	—	742,237
Total	$90,774,666	$2,021,473	$ —	$92,796,139
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
Tax cost of investments	$95,562,675
Gross unrealized:
Appreciation	$ 3,605,162
Depreciation	(6,371,698)
Net unrealized appreciation (depreciation) of investments	$ (2,766,536)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
ADR	American Depositary Receipt

Nuveen NWQ Large-Cap Value Fund
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Aerospace & Defense – 1.8%
6,155	Raytheon Co	$ 1,271,992
	Airlines – 4.0%
23,948	Delta Air Lines Inc.	1,384,913
22,233	Southwest Airlines Co	1,388,451
	Total Airlines	2,773,364
	Automobiles – 2.6%
52,850	General Motors Co	1,779,460
	Banks – 16.3%
54,100	CIT Group Inc.	2,792,101
40,900	Citigroup Inc.	2,934,166
66,300	First Horizon National Corp	1,144,338
69,840	ING Groep NV, Sponsored ADR	905,825
22,235	JPMorgan Chase & Co	2,508,997
18,000	Wells Fargo & Co	946,080
	Total Banks	11,231,507
	Beverages – 2.4%
36,660	Coca-Cola Company	1,693,325
	Capital Markets – 1.6%
13,200	State Street Corp	1,105,896
	Chemicals – 2.2%
23,200	DowDuPont Inc.	1,491,992
	Communications Equipment – 3.1%
50,917	ARRIS International PLC, (2)	1,323,333
12,450	ViaSat Inc., (2)	796,177
	Total Communications Equipment	2,119,510
	Consumer Finance – 5.2%
25,700	Discover Financial Services	1,964,765
53,000	Synchrony Financial	1,647,240
	Total Consumer Finance	3,612,005
	Electric Utilities – 3.2%
58,620	FirstEnergy Corp	2,178,905

Shares	Description (1)	Value
	Energy Equipment & Services – 2.2%
37,123	McDermott International Inc., (2)	$684,177
13,400	Schlumberger Ltd	816,328
	Total Energy Equipment & Services	1,500,505
	Equity Real Estate Investment Trust – 1.5%
173,475	Colony Capital Inc.	1,056,463
	Insurance – 7.6%
7,800	Aon PLC	1,199,484
21,342	Loews Corp	1,072,008
10,545	RenaissanceRe Holdings Ltd	1,408,601
39,381	Unum Group	1,538,616
	Total Insurance	5,218,709
	Internet Software & Services – 2.1%
1,225	Alphabet Inc., (2)	1,478,673
	IT Services – 3.2%
89,656	First Data Corp, (2)	2,193,882
	Life Sciences Tools & Services – 0.9%
1,934	Bio-Rad Laboratories Inc., (2)	605,323
	Machinery – 4.7%
12,406	Ingersoll-Rand PLC	1,269,134
54,100	Trinity Industries Inc.	1,982,224
	Total Machinery	3,251,358
	Media – 3.5%
17,900	CBS Corp	1,028,355
40,300	Viacom Inc.	1,360,528
	Total Media	2,388,883
	Oil, Gas & Consumable Fuels – 15.0%
19,540	Cheniere Energy Inc., (2)	1,357,834
9,700	Chevron Corp	1,186,116
61,174	EQT Corp	2,705,726
33,108	Hess Corp	2,369,871
44,400	Newfield Exploration Co, (2)	1,280,052
37,000	Suncor Energy Inc.	1,431,530
	Total Oil, Gas & Consumable Fuels	10,331,129
	Pharmaceuticals – 4.7%
9,373	Allergan PLC	1,785,369
36,620	GlaxoSmithKline PLC, Sponsored ADR	1,471,026
	Total Pharmaceuticals	3,256,395

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 2.2%
1,965	Broadcom Inc.	$484,825
27,446	Teradyne Inc.	1,014,953
	Total Semiconductors & Semiconductor Equipment	1,499,778
	Software – 4.2%
42,111	Oracle Corp	2,171,243
35,400	Symantec Corp	753,312
	Total Software	2,924,555
	Specialty Retail – 4.3%
5,117	Advance Auto Parts Inc.	861,345
22,330	Foot Locker Inc.	1,138,383
140,750	Kingfisher PLC, Sponsored ADR, (3)	955,693
	Total Specialty Retail	2,955,421

	Total Long-Term Investments (cost $49,995,146)	67,919,030

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.4%
	REPURCHASE AGREEMENTS – 1.4%
$ 1,000	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $999,886, collateralized by $945,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $1,021,267	1.050%	10/01/18	$ 999,799
	Total Short-Term Investments (cost $999,799)			999,799
	Total Investments (cost $50,994,945) – 99.9%			68,918,829
	Other Assets Less Liabilities – 0.1%			53,381
	Net Assets – 100%			$ 68,972,210
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$66,963,337	$ 955,693	$ —	$67,919,030
Short-Term Investments:
Repurchase Agreements	—	999,799	—	999,799
Total	$66,963,337	$1,955,492	$ —	$68,918,829
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
Tax cost of investments	$51,013,267
Gross unrealized:
Appreciation	$18,906,294
Depreciation	(1,000,732)
Net unrealized appreciation (depreciation) of investments	$17,905,562
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
ADR	American Depositary Receipt

Nuveen NWQ Small/Mid-Cap Value Fund
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.2%
	COMMON STOCKS – 97.2%
	Aerospace & Defense – 1.5%
12,695	Astronics Corp, (2)	$ 552,233
	Auto Components – 2.0%
17,905	BorgWarner Inc.	765,976
	Banks – 17.1%
24,025	Ameris Bancorp	1,097,942
25,450	Bank of NT Butterfield & Son Ltd/The	1,319,837
20,260	CIT Group Inc.	1,045,619
65,316	First Horizon National Corp	1,127,354
10,520	PacWest Bancorp	501,278
4,140	Texas Capital Bancshares Inc., (2)	342,171
17,890	Western Alliance Bancorp, (2)	1,017,762
	Total Banks	6,451,963
	Building Products – 1.4%
13,120	Apogee Enterprises Inc.	542,118
	Chemicals – 2.0%
9,674	Innospec Inc.	742,480
	Communications Equipment – 4.8%
19,995	ARRIS International PLC, (2)	519,670
68,700	Mitel Networks Corp, (2)	757,074
8,370	ViaSat Inc., (2)	535,262
	Total Communications Equipment	1,812,006
	Construction & Engineering – 2.7%
6,100	Jacobs Engineering Group Inc.	466,650
16,965	Quanta Services Inc., (2)	566,292
	Total Construction & Engineering	1,032,942
	Containers & Packaging – 2.3%
18,000	Bemis Co Inc.	874,800
	Electrical Equipment – 2.9%
12,705	EnerSys	1,106,987
	Electronic Equipment, Instruments & Components – 2.5%
5,552	Coherent Inc., (2)	955,999

Shares	Description (1)	Value
	Energy Equipment & Services – 2.1%
43,000	McDermott International Inc., (2)	$ 792,490
	Equity Real Estate Investment Trust – 3.2%
28,730	Brandywine Realty Trust	451,635
2,002	PotlatchDeltic Corp	81,982
48,400	Ramco-Gershenson Properties Trust	658,240
	Total Equity Real Estate Investment Trust	1,191,857
	Health Care Equipment & Supplies – 2.3%
5,100	Globus Medical Inc., (2)	289,476
4,625	LivaNova PLC, (2)	573,361
	Total Health Care Equipment & Supplies	862,837
	Household Durables – 4.3%
49,730	Taylor Morrison Home Corp, (2)	897,129
59,680	TRI Pointe Group Inc., (2)	740,032
	Total Household Durables	1,637,161
	Insurance – 3.6%
15,490	Axis Capital Holdings Ltd	893,928
3,300	Reinsurance Group of America Inc.	477,048
	Total Insurance	1,370,976
	IT Services – 1.2%
4,665	Euronet Worldwide Inc., (2)	467,526
	Life Sciences Tools & Services – 3.0%
3,575	Bio-Rad Laboratories Inc., (2)	1,118,939
	Machinery – 3.1%
10,005	Albany International Corp	795,397
2,080	Snap-on Inc.	381,888
	Total Machinery	1,177,285
	Metals & Mining – 3.2%
4,655	Materion Corp	281,627
10,875	Reliance Steel & Aluminum Co	927,529
	Total Metals & Mining	1,209,156
	Multiline Retail – 0.2%
43,780	Fred's Inc.	89,311
	Oil, Gas & Consumable Fuels – 12.8%
58,450	Carrizo Oil & Gas Inc., (2)	1,472,940
32,655	EQT Corp	1,444,331
39,215	Newfield Exploration Co, (2)	1,130,568

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
16,290	PDC Energy Inc., (2)	$ 797,558
	Total Oil, Gas & Consumable Fuels	4,845,397
	Paper & Forest Products – 3.8%
8,300	Boise Cascade Co	305,440
58,270	PH Glatfelter Co	1,113,540
	Total Paper & Forest Products	1,418,980
	Road & Rail – 2.2%
23,720	Knight-Swift Transportation Holdings Inc.	817,866
	Semiconductors & Semiconductor Equipment – 6.5%
28,660	Cypress Semiconductor Corp	415,283
37,965	Lattice Semiconductor Corp, (2)	303,720
11,255	Mellanox Technologies Ltd, (2)	826,680
4,850	Qorvo Inc., (2)	372,917
14,835	Teradyne Inc.	548,598
	Total Semiconductors & Semiconductor Equipment	2,467,198
	Specialty Retail – 5.1%
16,625	Foot Locker Inc.	847,543
48,865	Haverty Furniture Cos Inc.	1,079,916
	Total Specialty Retail	1,927,459
	Trading Companies & Distributors – 1.4%
28,070	BMC Stock Holdings Inc., (2)	523,506

	Total Long-Term Investments (cost $28,930,926)	36,755,448

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8%
	REPURCHASE AGREEMENTS – 1.8%
$ 669	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $668,778, collateralized by $635,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $686,248	1.050%		$ 668,719
	Total Short-Term Investments (cost $668,719)			668,719
	Total Investments (cost $29,599,645) – 99.0%			37,424,167
	Other Assets Less Liabilities – 1.0%			374,384
	Net Assets – 100%			$ 37,798,551

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$36,755,448	$ —	$ —	$36,755,448
Short-Term Investments:
Repurchase Agreements	—	668,719	—	668,719
Total	$36,755,448	$668,719	$ —	$37,424,167
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
Tax cost of investments	$30,087,166
Gross unrealized:
Appreciation	$ 8,878,385
Depreciation	(1,541,384)
Net unrealized appreciation (depreciation) of investments	$ 7,337,001
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen NWQ Small-Cap Value Fund
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.1%
	COMMON STOCKS – 96.1%
	Aerospace & Defense – 1.5%
256,198	Astronics Corp, (2)	$ 11,144,613
	Auto Components – 1.2%
313,299	Stoneridge Inc., (2)	9,311,246
	Banks – 19.6%
507,665	Ameris Bancorp	23,200,290
515,812	Bank of NT Butterfield & Son Ltd/The	26,750,010
217,690	BankUnited Inc	7,706,226
105,430	Banner Corp	6,554,583
897,856	First Horizon National Corp	15,496,995
465,455	Hilltop Holdings Inc.	9,388,227
466,441	Hope Bancorp Inc.	7,542,351
272,575	PacWest Bancorp	12,988,199
128,050	Texas Capital Bancshares Inc., (2)	10,583,333
484,485	Western Alliance Bancorp, (2)	27,562,352
	Total Banks	147,772,566
	Building Products – 1.3%
242,365	Apogee Enterprises Inc.	10,014,522
	Capital Markets – 0.6%
208,865	B. Riley Financial Inc.	4,730,792
	Commercial Services & Supplies – 1.1%
180,100	HNI Corp	7,967,624
	Communications Equipment – 2.9%
2,009,781	Mitel Networks Corp, (2)	22,147,787
	Construction & Engineering – 1.5%
339,285	Quanta Services Inc., (2)	11,325,333
	Containers & Packaging – 2.3%
365,000	Bemis Co Inc.	17,739,000
	Electrical Equipment – 2.4%
209,475	EnerSys	18,251,557

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 3.8%
107,284	Coherent Inc., (2)	$18,473,232
290,860	Methode Electronics Inc.	10,529,132
	Total Electronic Equipment, Instruments & Components	29,002,364
	Energy Equipment & Services – 2.3%
942,552	McDermott International Inc., (2)	17,371,235
	Equity Real Estate Investment Trust – 3.3%
612,170	Brandywine Realty Trust	9,623,312
50,700	PotlatchDeltic Corp	2,076,165
986,000	Ramco-Gershenson Properties Trust	13,409,600
	Total Equity Real Estate Investment Trust	25,109,077
	Food Products – 2.8%
1,441,845	Landec Corp, (2)	20,762,568
	Health Care Equipment & Supplies – 2.3%
102,080	Globus Medical Inc., (2)	5,794,061
94,410	LivaNova PLC, (2)	11,704,008
	Total Health Care Equipment & Supplies	17,498,069
	Household Durables – 7.1%
589,417	Hooker Furniture Corp	19,922,294
998,390	Taylor Morrison Home Corp, (2)	18,010,956
1,284,675	TRI Pointe Group Inc., (2)	15,929,970
	Total Household Durables	53,863,220
	Insurance – 3.5%
624,485	Aspen Insurance Holdings Ltd	26,103,473
	IT Services – 1.3%
98,396	Euronet Worldwide Inc., (2)	9,861,247
	Machinery – 3.6%
120,240	Alamo Group Inc	11,015,187
202,288	Albany International Corp	16,081,896
	Total Machinery	27,097,083
	Metals & Mining – 2.2%
102,155	Kaiser Aluminum Corp	11,141,024
95,452	Materion Corp	5,774,846
	Total Metals & Mining	16,915,870
	Multiline Retail – 0.3%
958,905	Fred's Inc.	1,956,166

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 9.0%
1,192,070	Carrizo Oil & Gas Inc., (2)	$30,040,164
529,570	Centennial Resource Development Inc./DE, (2)	11,571,105
540,045	PDC Energy Inc., (2)	26,440,603
	Total Oil, Gas & Consumable Fuels	68,051,872
	Paper & Forest Products – 5.6%
166,744	Boise Cascade Co	6,136,179
179,115	Louisiana-Pacific Corp	4,744,756
105,989	Neenah Inc.	9,146,851
1,178,344	PH Glatfelter Co	22,518,154
	Total Paper & Forest Products	42,545,940
	Professional Services – 1.0%
448,374	GP Strategies Corp, (2)	7,555,102
	Road & Rail – 2.3%
494,285	Knight-Swift Transportation Holdings Inc.	17,042,947
	Semiconductors & Semiconductor Equipment – 6.5%
394,020	Entegris Inc.	11,406,879
313,460	Integrated Device Technology Inc., (2)	14,735,754
765,760	Lattice Semiconductor Corp, (2)	6,126,080
229,455	Mellanox Technologies Ltd, (2)	16,853,470
	Total Semiconductors & Semiconductor Equipment	49,122,183
	Technology Hardware, Storage & Peripherals – 0.4%
148,170	Cray Inc., (2)	3,185,655
	Thrifts & Mortgage Finance – 2.6%
735,889	HomeStreet Inc., (2)	19,501,059
	Trading Companies & Distributors – 1.8%
734,625	BMC Stock Holdings Inc., (2)	13,700,772

	Total Long-Term Investments (cost $572,755,695)	726,650,942

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%
	REPURCHASE AGREEMENTS – 3.5%
$ 26,227	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $26,228,929, collateralized by $24,755,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $26,752,877	1.050%	10/01/18	$ 26,226,634
	Total Short-Term Investments (cost $26,226,634)			26,226,634
	Total Investments (cost $598,982,329) – 99.6%			752,877,576
	Other Assets Less Liabilities – 0.4%			2,715,674
	Net Assets – 100%			$ 755,593,250
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$726,650,942	$ —	$ —	$726,650,942
Short-Term Investments:
Repurchase Agreements	—	26,226,634	—	26,226,634
Total	$726,650,942	$26,226,634	$ —	$752,877,576

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
Tax cost of investments	$604,545,107
Gross unrealized:
Appreciation	$176,790,302
Depreciation	(28,457,833)
Net unrealized appreciation (depreciation) of investments	$148,332,469
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018